UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Founders Growth & Income Portfolio

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                         FOUNDERS
                                                                                         GROWTH &
                                                                                          INCOME
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------
ASSETS:
     Investments in securities, market value  (1)                                   $     21,131,995
     Cash                                                                                      8,156
     Dividends receivable                                                                     22,265
     Receivable for investments sold                                                         424,151
                                                                                      ---------------
                                                                                      ---------------

     Total assets                                                                         21,586,567
                                                                                      ---------------
                                                                                      ---------------

LIABILITIES:

     Due to investment adviser                                                                21,919
     Payable for investments purchased                                                       100,251
                                                                                      ---------------
                                                                                      ---------------

     Total liabilities                                                                       122,170
                                                                                      ---------------
                                                                                      ---------------

NET ASSETS                                                                          $     21,464,397
                                                                                      ===============
                                                                                      ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $        323,695
     Additional paid-in capital                                                           74,282,046
     Net unrealized appreciation on investments                                            1,748,371
     Undistributed net investment loss                                                        (2,395)
     Accumulated net realized loss on investments                                        (54,887,320)
                                                                                      ---------------
                                                                                      ---------------

NET ASSETS                                                                          $     21,464,397
                                                                                      ===============
                                                                                      ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                               $           6.63
                                                                                      ===============
                                                                                      ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                           70,000,000
     Outstanding                                                                           3,236,949

(1)  Cost of investments in securities:                                             $     19,383,624

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003
UNAUDITED
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                         FOUNDERS
                                                                                         GROWTH &
                                                                                          INCOME
                                                                                        PORTFOLIO
                                                                                      ---------------
                                                                                      ---------------
INVESTMENT INCOME:
    Interest                                                                        $          5,459
    Dividends                                                                                115,319
                                                                                      ---------------
                                                                                      ---------------

    Total income                                                                             120,778
                                                                                      ---------------
                                                                                      ---------------

EXPENSES:

    Audit fees                                                                                 6,655
    Bank and custodial fees                                                                   11,225
    Investment administration                                                                 39,518
    Management fees                                                                          107,107
    Other expenses                                                                             8,254
                                                                                      ---------------
                                                                                      ---------------

    Total expenses                                                                           172,759

    Less amount reimbursed by investment adviser                                              49,586
                                                                                      ---------------
                                                                                      ---------------

    Net expenses                                                                             123,173
                                                                                      ---------------
                                                                                      ---------------

NET INVESTMENT LOSS                                                                           (2,395)
                                                                                      ---------------
                                                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                        (192,162)
    Change in net unrealized depreciation on investments                                   3,182,250
                                                                                      ---------------
                                                                                      ---------------

    Net realized and unrealized gain on investments                                        2,990,088
                                                                                      ---------------
                                                                                      ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      2,987,693
                                                                                      ===============
                                                                                      ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                   FOUNDERS
                                                                                 GROWTH & INCOME
                                                                                   PORTFOLIO
                                                                         -----------------------------
                                                                         -----------------------------
                                                                             2003            2002
                                                                         -------------    ------------
                                                                         -----------------------------
                                                                            UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)                                       $       (2,395)  $      11,177
    Net realized loss on investments                                         (192,162)    (19,082,035)
    Change in net unrealized depreciation on investments                    3,182,250      (2,770,337)
                                                                         -------------    ------------
                                                                         -------------    ------------

    Net increase (decrease) in net assets resulting from operations         2,987,693     (21,841,195)
                                                                         -------------    ------------
                                                                         -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                                      0         (16,766)
                                                                         -------------    ------------
                                                                         -------------    ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                       3,646,966      20,703,009
    Reinvestment of distributions                                                              16,766
    Redemptions of shares                                                  (8,237,412)    (77,649,866)
                                                                         -------------    ------------
                                                                         -------------    ------------

    Net decrease in net assets resulting from share transactions           (4,590,446)    (56,930,091)
                                                                         -------------    ------------
                                                                         -------------    ------------

    Total decrease in net assets                                           (1,602,753)    (78,788,052)

NET ASSETS:
    Beginning of period                                                    23,067,150     101,855,202
                                                                         -------------    ------------
                                                                         -------------    ------------

    End of period  (1)                                                 $   21,464,397   $  23,067,150
                                                                         =============    ============
                                                                         =============    ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                      607,990       3,016,539
    Issued in reinvestment of distributions                                                     2,578
    Redeemed                                                               (1,366,713)    (12,188,105)
                                                                         -------------    ------------
                                                                         -------------    ------------

    Net decrease                                                             (758,723)     (9,168,988)
                                                                         =============    ============
                                                                         =============    ============

(1) Including undistributed net investment loss                        $       (2,395)  $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

FOUNDERS GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended              Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 20032002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   5.77 $     7.74 $     9.39 $    12.42 $    11.45  $    10.23

Income from Investment Operations

Net investment income                                          0.01                              0.16
Net realized and unrealized gain (loss)  0.86      (1.97)     (1.65)     (2.43)      1.64        1.66
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                0.86      (1.97)     (1.64)     (2.43)      1.64        1.82
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income +                       (0.00)     (0.01)                            (0.16)
From net realized gains                                                  (0.60)     (0.67)      (0.44)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                      0.00      (0.00)     (0.01)     (0.60)     (0.67)      (0.60)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $      6.63 $     5.77 $     7.74 $     9.39 $    12.42  $    11.45
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           14.90% o  (25.41%)   (17.51%)   (19.60%)    15.04%      17.85%

Net Assets, End of Period ($000)  $    21,464 $   23,067 $  101,855 $  129,326 $  147,265  $  120,887

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement              1.61% *    1.23%      1.15%      1.12%      1.12%       1.15%
    - After Reimbursement #             1.14% *    1.13%      1.11%      1.12%      1.11%       1.15%

Ratio of Net Investment Income (Loss) to
    Average Net Assets:

    - Before Reimbursement             (0.49%)*   (0.08%)     0.05%     (0.21%)     0.02%       1.46%
    - After Reimbursement #            (0.02%)*    0.02%      0.09%     (0.21%)     0.03%       1.46%

Portfolio Turnover Rate                53.78% o  143.43%    157.85%    191.12%    173.72%     287.17%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 + The distribution from net investment income in 2002 was less than $0.01 per share.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized




MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Founders Growth & Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital and income. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.15% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $11,012,477 and $13,235,173, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $21,385,500. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,710,074 and gross depreciation of securities in which there was an excess of tax cost over value of $1,978,016, resulting in net depreciation of $267,942.

5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $33,931,024 and $18,323,381, which expire in the years 2009 and 2010, respectively. The Portfolio also had current year deferred post-October capital losses of $451,733.

6. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Founders Growth & Income Portfolio

COMMON STOCK

AIRLINES --- 1.70%

     10,975 Northwest Airlines Corp*                                     123,908
     13,625 Southwest Airlines Co                                        234,350
                                                                        $358,258

BANKS --- 3.93%

      5,775 Bank of America Corp                                         456,398
      7,400 Wells Fargo & Co                                             372,960
                                                                        $829,358

BIOTECHNOLOGY --- 1.89%

      3,500 Amgen Inc*                                                   232,540
      2,975 Gilead Sciences Inc*                                         165,351
                                                                        $397,891

BROADCAST/MEDIA --- 4.38%

      2,950 Clear Channel Communications Inc*                            125,051
      9,675 Comcast Corp*                                                278,930
      4,225 Cox Communications Inc*                                      134,778
      8,850 Viacom Inc Class B*                                          386,391
                                                                        $925,150

CHEMICALS --- 0.28%

      1,425 Air Products & Chemicals Inc                                  59,280
                                                                         $59,280

COMMUNICATIONS - EQUIPMENT --- 1.12%
     14,175 Cisco Systems Inc*                                           236,581
                                                                        $236,581

COMPUTER HARDWARE & SYSTEMS --- 1.70%
      4,350 International Business Machines Corp                         358,875
                                                                        $358,875

COMPUTER SOFTWARE & SERVICES --- 9.21%
      9,100 Adobe Systems Inc                                            291,837
     17,200 BMC Software Inc*                                            280,876
     29,775 Microsoft Corp                                               762,528
     17,475 Oracle Corp*                                                 210,050
      4,875 PeopleSoft Inc*                                               85,751
     11,025 VERITAS Software Corp*                                       316,087
                                                                      $1,947,129

CONGLOMERATES --- 4.79%

        850 3M Co                                                        109,633
     31,450 General Electric Co                                          901,986
                                                                      $1,011,619

COSMETICS & PERSONAL CARE --- 3.17%
     19,950 Estee Lauder Cos                                             668,924
                                                                        $668,924

ELECTRONICS - SEMICONDUCTOR --- 4.85%
      3,725 Altera Corp*                                                  61,090
      1,650 Broadcom Corp Class A*                                        41,102
     10,025 Intel Corp                                                   208,360
      1,725 KLA-Tencor Corp*                                              80,195
      8,450 Linear Technology Corp                                       272,175
      1,850 Marvell Technology Group Ltd*                                 63,585
      3,175 Maxim Integrated Products Inc                                108,553
      3,425 Novellus Systems Inc*                                        125,427
      2,550 Xilinx Inc*                                                   64,541
                                                                      $1,025,028

FINANCIAL SERVICES --- 3.93%
      2,475 Bank of New York Co Inc                                       71,156
      6,449 Citigroup Inc                                                276,017
     17,975 Janus Capital Group Inc*                                     294,790
      5,875 SEI Investments Co                                           188,000
                                                                        $829,963

FOOD & BEVERAGES --- 1.98%
      6,950 Coca-Cola Co                                                 322,550
      5,325 Coca-Cola Enterprises Inc                                     96,649
                                                                        $419,199

HEALTH CARE RELATED --- 2.08%
      7,800 Caremark Rx Inc*                                             200,304
      3,500 Express Scripts Inc Class A*                                 239,120
                                                                        $439,424

HOTELS/MOTELS --- 1.26%

      1,625 Carnival Corp                                                 52,829
      2,400 MGM Grand Inc*                                                82,032
      4,600 Starwood Hotels & Resorts Worldwide Inc                      131,174
                                                                        $266,035

HOUSEHOLD GOODS --- 2.92%
      5,775 Colgate-Palmolive Co                                         334,661
      3,175 Procter & Gamble Co                                          283,147
                                                                        $617,808

INSURANCE RELATED --- 0.79%
      3,037 American International Group Inc                             167,582
                                                                        $167,582

INVESTMENT BANK/BROKERAGE FIRM --- 0.87%
      4,300 Morgan Stanley                                               183,825
                                                                        $183,825

LEISURE & ENTERTAINMENT --- 4.43%
      9,525 AOL Time Warner Inc*                                         153,257
     19,325 Royal Caribbean Cruises Ltd                                  447,567
     16,950 Walt Disney Co                                               334,763
                                                                        $935,587

MACHINERY --- 1.10%

      2,500 Illinois Tool Works Inc                                      164,625
      1,450 Ingersoll-Rand Co                                             68,614
                                                                        $233,239

MEDICAL PRODUCTS --- 1.36%
      4,700 Boston Scientific Corp*                                      287,170
                                                                        $287,170

OIL & GAS --- 8.56%
      3,303 Apache Corp                                                  214,893
      1,575 BJ Services Co*                                               58,842
     24,758 Exxon Mobil Corp                                             889,060
      2,200 GlobalSantaFe Corp                                            51,348
      1,325 Nabors Industries Ltd*                                        52,404
      3,025 Royal Dutch Petroleum Co NY Shrs                             141,026
     10,950 Smith International Inc*                                     402,303
                                                                      $1,809,876

PERSONAL LOANS --- 2.05%
     20,737 MBNA Corp                                                    432,159
                                                                        $432,159

PHARMACEUTICALS --- 6.88%

      1,400 Forest Laboratories Inc*                                      76,650
      4,875 Johnson & Johnson                                            252,038
      4,725 Merck & Co Inc                                               286,099
     13,462 Pfizer Inc                                                   459,727
      4,700 Teva Pharmaceutical Industries Ltd sponsored ADR             267,571
      2,450 Wyeth                                                        111,598
                                                                      $1,453,683

PRINTING & PUBLISHING --- 1.34%
      5,875 Tribune Co                                                   283,763
                                                                        $283,763

RAILROADS --- 1.04%

      2,250 Canadian National Railway Co                                 108,585
      1,925 Union Pacific Corp                                           111,689
                                                                        $220,274

RETAIL --- 8.99%

     11,962 Best Buy Co Inc*                                             525,371
      8,350 Home Depot Inc                                               276,552
      6,696 Nordstrom Inc                                                130,706
     11,375 Safeway Inc*                                                 232,733
      9,825 Tiffany & Co                                                 321,081
      6,775 Wal-Mart Stores Inc                                          363,614
      1,675 Walgreen Co                                                   50,418
                                                                      $1,900,475

SPECIALIZED SERVICES --- 5.39%
     17,525 Accenture Ltd*                                               317,027
     13,700 Cendant Corp*                                                250,984
      7,000 First Data Corp                                              290,080
      7,900 Fiserv Inc*                                                  281,319
                                                                      $1,139,410

TELEPHONE & TELECOMMUNICATIONS --- 2.32%
      4,400 SBC Communications Inc                                       112,420
      9,600 Verizon Communications                                       378,720
                                                                        $491,140

UNIT INVESTMENT TRUST --- 5.69%
     12,325 S & P 500 Depositary Receipt                               1,203,290
                                                                      $1,203,290

TOTAL COMMON STOCK --- 100%                                          $21,131,995
(Cost $19,383,624)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100%                    $21,131,995
(Cost $19,383,624)

Legend

ADR - American Depository Receipt
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003